Long Term Loans - Summary of Long-term Loans (Detail) - Long-term loans [Member] - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Secured loans	$ 1,600	$ 1,600
Secured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	0.92%	0.92%